Capital Structure and Financial Matters - Changes in Share Capital (Details) kr in Thousands, $ in Thousands					3 Months Ended	12 Months Ended
	Oct. 15, 2020 DKK (kr) shares	Sep. 17, 2020 DKK (kr) shares	Dec. 19, 2019 DKK (kr) shares	Jul. 17, 2019 DKK (kr) shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2020 DKK (kr) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 DKK (kr) shares	Dec. 31, 2019 USD ($) shares
Disclosure of classes of share capital [line items]
Equity | $					$ 7,038		$ 9,362		$ (931)
Issuance of shares for cash | $					30,000		9,020		9,442
Settlement of convertible debt instruments | $									9,695
Equity | $					27,799		7,038		9,362
Share capital
Disclosure of classes of share capital [line items]
Equity					2,648	kr 15,184	2,481	kr 12,917	2,113
Issuance of shares for cash	kr 269	kr 745	kr 118	kr 998	484		167		181
Settlement of convertible debt instruments | $									187
Equity					$ 3,132	kr 16,198	$ 2,648	kr 15,184	$ 2,481
Share capital | Convertible Debt 1
Disclosure of classes of share capital [line items]
Settlement of convertible debt instruments | kr				303
Share capital | Convertible Debt 2
Disclosure of classes of share capital [line items]
Settlement of convertible debt instruments | kr				kr 848
Ordinary shares
Disclosure of classes of share capital [line items]
Share capital, shares, beginning of year | shares					16,198,668	15,184,152	15,184,152	12,917,016	12,917,016
Issuance of shares for cash, shares | shares	269,136	745,380	118,260	997,668
Share capital, shares, end of the period | shares						16,198,668	16,198,668	15,184,152	15,184,152
Ordinary shares | Convertible Debt 1
Disclosure of classes of share capital [line items]
Settlement of convertible debt instruments, shares | shares				302,976
Ordinary shares | Convertible Debt 2
Disclosure of classes of share capital [line items]
Settlement of convertible debt instruments, shares | shares				848,232